Share Based Payments (Details 1) - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options	25,300,000	25,216,490
PBTAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	November 4, 2013
Expiry Date	November 3, 2018
Exercise Price	$ 0.73
Share options		200,000
PBTAA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 25, 2013
Expiry Date	October 24, 2018
Exercise Price	$ 0.61
Share options		200,000
PBTAE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	December 13, 2013
Expiry Date	December 11, 2018
Exercise Price	$ 1.04
Share options		1,200,000
PBTAF [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	February 7, 2014
Expiry Date	February 5, 2019
Exercise Price	$ 1.12
Share options		100,000
PBTAH [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	February 19, 2015
Expiry Date	February 18, 2020
Exercise Price	$ 0.26
Share options	2,000,000	2,000,000
PBTAR [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	May 27, 2015
Expiry Date	May 25, 2020
Exercise Price	$ 0.27
Share options	1,400,000	1,400,000
PBTAY [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	August 5, 2013
Expiry Date	August 4, 2018
Exercise Price	$ 0.66
Share options		306,490
PBTAZ [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 2, 2013
Expiry Date	October 1, 2018
Exercise Price	$ 0.66
Share options		360,000
PBTAS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	June 7, 2017
Expiry Date	June 6, 2022
Exercise Price	$ 0.07
Share options	7,350,000	7,350,000
PBTAAA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	18 December 2017
Expiry Date	December 14, 2022
Exercise Price	$ 0.11
Share options	13,850,000	12,100,000
PBTAI [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	1 February 2018
Expiry Date	31 January 2023
Exercise Price	$ 0.08
Share options	700,000